      Supplement Dated April 28, 2014 to the Prospectus Dated May 1, 2005

      MetLife Income Security Plan/SM/ Variable Income Annuity Contracts

                                   Issued by
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                           New York, New York 10166

This supplement updates certain information in the prospectus dated May 1, 2005, describing MetLife Income Security Plan/SM/ group non-qualified and qualified immediate variable income annuity ("Income Annuity") contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. Please write or call MetLife Life & Income Funding Solutions, P.O. Box 14660, Lexington, KY 40512-4660, telephone number 1-866-438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

1. THE CURRENTLY AVAILABLE INVESTMENT CHOICES ARE:

   MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
     Invesco Mid Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     WMC Large Cap Research Portfolio
   METROPOLITAN SERIES FUND ("METROPOLITAN FUND")
     Baillie Gifford International Stock Portfolio
     Barclays Aggregate Bond Index Portfolio
     BlackRock Bond Income Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio

     Loomis Sayles Small Cap Core Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Value Portfolio
     MSCI EAFE(R) Index Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     WMC Balanced Portfolio
     WMC Core Equity Opportunities Portfolio

2. SEPARATE ACCOUNT CHARGE

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the WMC Large Cap Research Portfolio.

We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.

3. TABLE OF EXPENSES


                                                                                                     MINIMUM MAXIMUM
                                                                                                     ------- -------

Total Annual Met Investors Fund and Metropolitan Fund Operating Expenses as of December 31,
  2013 (expenses that are deducted from these Funds assets, including management fees, distribution
  and/or service (12b-1) fees, and other expenses)..................................................  0.27%   1.07%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                 MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
PORTFOLIO                           FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------                        ---------- --------------- -------- --------- --------- ------------- ---------
MET INVESTORS FUND -- CLASS A
Invesco Mid Cap Value Portfolio.    0.65%         --          0.05%    0.08%     0.78%       0.02%       0.76%
Lord Abbett Bond Debenture
  Portfolio.....................    0.51%         --          0.03%      --      0.54%         --        0.54%
Morgan Stanley Mid Cap Growth
  Portfolio.....................    0.64%         --          0.05%      --      0.69%       0.01%       0.68%

                                                 DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                    AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                     MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
PORTFOLIO                               FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------                            ---------- --------------- -------- --------- --------- ------------- ---------
Oppenheimer Global Equity
  Portfolio.........................    0.67%         --          0.08%      --      0.75%       0.03%       0.72%
WMC Large Cap Research
  Portfolio.........................    0.59%         --          0.03%      --      0.62%       0.05%       0.57%
METROPOLITAN FUND -- CLASS A
Baillie Gifford International Stock
  Portfolio.........................    0.79%         --          0.08%      --      0.87%       0.12%       0.75%
Barclays Aggregate Bond Index
  Portfolio.........................    0.25%         --          0.03%      --      0.28%       0.01%       0.27%
BlackRock Bond Income
  Portfolio.........................    0.33%         --          0.02%      --      0.35%       0.00%       0.35%
Frontier Mid Cap Growth
  Portfolio.........................    0.72%         --          0.03%      --      0.75%       0.01%       0.74%
Jennison Growth Portfolio...........    0.60%         --          0.02%      --      0.62%       0.07%       0.55%
Loomis Sayles Small Cap Core
  Portfolio.........................    0.90%         --          0.05%    0.12%     1.07%       0.07%       1.00%
MetLife Mid Cap Stock Index
  Portfolio.........................    0.25%         --          0.05%    0.02%     0.32%       0.00%       0.32%
MetLife Stock Index Portfolio.......    0.25%         --          0.02%      --      0.27%       0.01%       0.26%
MFS(R) Value Portfolio..............    0.70%         --          0.02%      --      0.72%       0.14%       0.58%
MSCI EAFE(R) Index Portfolio........    0.30%         --          0.10%    0.01%     0.41%       0.00%       0.41%
Neuberger Berman Genesis
  Portfolio.........................    0.80%         --          0.03%      --      0.83%       0.01%       0.82%
Russell 2000(R) Index Portfolio.....    0.25%         --          0.06%    0.11%     0.42%       0.00%       0.42%
T. Rowe Price Large Cap Growth
  Portfolio.........................    0.60%         --          0.03%      --      0.63%       0.01%       0.62%
T. Rowe Price Small Cap Growth
  Portfolio.........................    0.48%         --          0.04%      --      0.52%         --        0.52%
WMC Balanced Portfolio..............    0.46%         --          0.05%      --      0.51%       0.00%       0.51%
WMC Core Equity Opportunities
  Portfolio.........................    0.70%         --          0.02%      --      0.72%       0.11%       0.61%

The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

4. YOUR INVESTMENT CHOICES

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

YOUR INVESTMENT CHOICES

FUNDING OPTION                                       INVESTMENT OBJECTIVE
--------------                                       --------------------
MET INVESTORS FUND
  Invesco Mid Cap Value Portfolio       Seeks high total return by investing in equity
                                        securities of mid-sized companies.
  Lord Abbett Bond Debenture            Seeks high current income and the
   Portfolio                            opportunity for capital appreciation to
                                        produce a high total return.
  Morgan Stanley Mid Cap Growth         Seeks capital appreciation.
   Portfolio

  Oppenheimer Global Equity Portfolio   Seeks capital appreciation.

  WMC Large Cap Research Portfolio      Seeks long-term capital appreciation.


METROPOLITAN FUND
  Baillie Gifford International Stock   Seeks long-term growth of capital.
   Portfolio

  Barclays Aggregate Bond Index         Seeks to track the performance of the
   Portfolio                            Barclays U.S. Aggregate Bond Index.

  BlackRock Bond Income Portfolio       Seeks a competitive total return primarily
                                        from investing in fixed-income securities.

  Frontier Mid Cap Growth Portfolio     Seeks maximum capital appreciation.


  Jennison Growth Portfolio             Seeks long-term growth of capital.


  Loomis Sayles Small Cap Core          Seeks long-term capital growth from
   Portfolio                            investments in common stocks or other
                                        equity securities.
  MetLife Mid Cap Stock Index           Seeks to track the performance of the
   Portfolio                            Standard & Poor's MidCap 400(R) Composite
                                        Stock Price Index.
  MetLife Stock Index Portfolio         Seeks to track the performance of the
                                        Standard & Poor's 500(R) Composite Stock
                                        Price Index.
  MFS(R) Value Portfolio                Seeks capital appreciation.


  MSCI EAFE(R) Index Portfolio          Seeks to track the performance of the MSCI
                                        EAFE(R) Index.

  Neuberger Berman Genesis Portfolio    Seeks high total return, consisting
                                        principally of capital appreciation.

  Russell 2000(R) Index Portfolio       Seeks to track the performance of the
                                        Russell 2000(R) Index.

FUNDING OPTION                             INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
--------------                             -----------------------------------------
MET INVESTORS FUND
  Invesco Mid Cap Value Portfolio       MetLife Advisers, LLC
                                        Sub-Investment Manager: Invesco Advisers, Inc.
  Lord Abbett Bond Debenture            MetLife Advisers, LLC
   Portfolio                            Sub-Investment Manager: Lord, Abbett & Co. LLC

  Morgan Stanley Mid Cap Growth         MetLife Advisers, LLC
   Portfolio                            Sub-Investment Manager: Morgan Stanley
                                        Investment Management Inc.
  Oppenheimer Global Equity Portfolio   MetLife Advisers, LLC
                                        Sub-Investment Manager: Oppenheimer Funds, Inc.
  WMC Large Cap Research Portfolio      MetLife Advisers, LLC
                                        Sub-Investment Manager: Wellington
                                        Management Company, LLP
METROPOLITAN FUND
  Baillie Gifford International Stock   MetLife Advisers, LLC
   Portfolio                            Sub-Investment Manager: Baillie Gifford
                                        Overseas Limited
  Barclays Aggregate Bond Index         MetLife Advisers, LLC
   Portfolio                            Sub-Investment Manager: MetLife Investment
                                        Management, LLC
  BlackRock Bond Income Portfolio       MetLife Advisers, LLC
                                        Sub-Investment Manager: BlackRock
                                        Advisors, LLC
  Frontier Mid Cap Growth Portfolio     MetLife Advisers, LLC
                                        Sub-Investment Manager: Frontier Capital
                                        Management Company, LLC
  Jennison Growth Portfolio             MetLife Advisers, LLC
                                        Sub-Investment Manager: Jennison
                                        Associates LLC
  Loomis Sayles Small Cap Core          MetLife Advisers, LLC
   Portfolio                            Sub-Investment Manager: Loomis, Sayles &
                                        Company, L.P.
  MetLife Mid Cap Stock Index           MetLife Advisers, LLC
   Portfolio                            Sub-Investment Manager: MetLife Investment
                                        Management, LLC
  MetLife Stock Index Portfolio         MetLife Advisers, LLC
                                        Sub-Investment Manager: MetLife Investment
                                        Management, LLC
  MFS(R) Value Portfolio                MetLife Advisers, LLC
                                        Sub-Investment Manager: Massachusetts
                                        Financial Services Company
  MSCI EAFE(R) Index Portfolio          MetLife Advisers, LLC
                                        Sub-Investment Manager: MetLife Investment
                                        Management, LLC
  Neuberger Berman Genesis Portfolio    MetLife Advisers, LLC
                                        Sub-Investment Manager: Neuberger Berman
                                        Management LLC
  Russell 2000(R) Index Portfolio       MetLife Advisers, LLC
                                        Sub-Investment Manager: MetLife Investment
                                        Management, LLC

FUNDING OPTION                               INVESTMENT OBJECTIVE             INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
--------------                                --------------------            -----------------------------------------
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital.          MetLife Advisers, LLC
   Portfolio                                                                   Sub-Investment Manager: T. Rowe Price
                                                                               Associates, Inc.
  T. Rowe Price Small Cap Growth   Seeks long-term capital growth.             MetLife Advisers, LLC
   Portfolio                                                                   Sub-Investment Manager: T. Rowe Price
                                                                               Associates, Inc.
  WMC Balanced Portfolio           Seeks long-term capital appreciation with   MetLife Advisers, LLC
                                   some current income.                        Sub-Investment Manager: Wellington
                                                                               Management Company, LLP
  WMC Core Equity Opportunities    Seeks to provide a growing stream of        MetLife Advisers, LLC
   Portfolio                       income over time and, secondarily, long-    Sub-Investment Manager: Wellington
                                   term capital appreciation and current       Management Company, LLP
                                   income.

5. The new address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 200 PARK AVENUE                                    TELEPHONE: (800) 638-7732
 NEW YORK, NEW YORK

                                   APPENDIX
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO NAME CHANGES

          FORMER PORTFOLIO                          NEW PORTFOLIO
          ----------------                          -------------

MET INVESTORS FUND                      MET INVESTORS FUND
  BlackRock Large Cap Core Portfolio      WMC Large Cap Research Portfolio
  Lord Abbett Mid Cap Value Portfolio     lnvesco Mid Cap Value Portfolio

METROPOLITAN FUND                       METROPOLITAN FUND
  BlackRock Diversified Portfolio         WMC Balanced Portfolio
                                          WMC Core Equity Opportunities
  Davis Venture Value Portfolio           Portfolio